Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($)		12 Months Ended
	Jul. 12, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 03, 2019	Dec. 31, 2016
Goodwill [Line Items]
Goodwill		$ 525,800,000	$ 534,700,000
Period increase (decrease) in goodwill		(8,900,000)
Impairment of goodwill		0	0	$ (114,400,000)
Accumulated goodwill impairment		241,000,000.0	241,000,000	241,000,000
Addaero Manufacturing [Member]
Goodwill [Line Items]
Goodwill			6,000,000.0
Payments to Acquire Businesses, Gross	$ 10,000,000.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 2,000,000.0
High Performance Materials & Components
Goodwill [Line Items]
Goodwill		525,800,000
Impairment of goodwill		0		$ (114,400,000)
Goodwill, Foreign Currency Translation Gain (Loss)		1,500,000
High Performance Materials & Components | First Reporting Unit [Member]
Goodwill [Line Items]
Percentage of fair value in excess of carrying value						12.00%
Forged Products
Goodwill [Line Items]
Goodwill		$ (10,400,000)			$ 10,400,000